Segment information (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2009, 2010 and 2011:

	Fiscal years ended March 31,
	2009								2010
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	35,404.3	Rs.	34,197.8	Rs.	3,279.8	Rs.	72,881.9	Rs.	39,284.6	Rs.	41,715.4	Rs.	(68.7)	Rs.	80,931.3
Net interest income (Internal)		23,609.6		(23,304.1)		(305.5)		—		31,570.0		(31,547.8)		(22.2)		—
Net interest revenue		59,013.9		10,893.7		2,974.3		72,881.9		70,854.6		10,167.6		(90.9)		80,931.3
Less: Provision for credit losses		18,277.5		2,117.4		—		20,394.9		16,586.3		1,607.6		—		18,193.9

Net interest revenue, after allowance for credit losses		40,736.4		8,776.3		2,974.3		52,487.0		54,268.3		8,560.0		(90.9)		62,737.4
Non-interest revenue		26,353.4		6,375.6		874.0		33,603.0		30,417.4		5,565.6		6,916.7		42,899.7
Non-interest expense		(54,559.5)		(7,887.5)		(707.9)		(63,154.9)		(59,620.7)		(8,016.4)		(773.8)		(68,410.9)
Income before income tax	Rs.	12,530.3	Rs.	7,264.4	Rs.	3,140.4	Rs.	22,935.1	Rs.	25,065.0	Rs.	6,109.2	Rs.	6,052.0	Rs.	37,226.2

Segment assets:
Segment average total assets	Rs.	850,977.7	Rs.	911,206.8	Rs.	89,695.1	Rs.	1,851,879.6	Rs.	935,427.3	Rs.	1,023,020.0	Rs.	54,682.5	Rs.	2,013,129.8

	Fiscal year ended March 31,
	2011
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income (External)	Rs.	57,723.7	Rs.	50,959.5	Rs	(280.9)	Rs.	108,402.3	US$	2,433.6
Net interest income (Internal)		30,895.4		(32,113.5)		1,218.1		—		—
Net interest revenue		88,619.1		18,846.0		937.2		108,402.3		2,433.6
Less: Provision for credit losses		5,585.5		4,036.4		—		9,621.9		216.0

Net interest revenue, after allowance for credit losses		83,033.6		14,809.6		937.2		98,780.4		2,217.6
Non-interest revenue		39,287.4		6,342.3		1,185.7		46,815.4		1,051.1
Non-interest expense		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)		(1,849.2)

Income before income tax	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6	US$	1,419.5

Segment assets:
Segment average total assets	Rs.	1,191,386.4	Rs.	1,287,233.9	Rs.	81,336.0	Rs.	2,559,956.3	US$	57,475.4